Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000169744 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000169744 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169744 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169744 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169744 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169744 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169744 [Member] | PNC Financial Services Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169744 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169744 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169744 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000169744 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169745 [Member] | Mondelez International Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000169745 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169745 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169745 [Member] | Kraft Heinz The Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169745 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169745 [Member] | Constellation Brands Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169745 [Member] | Tyson Foods Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169745 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169745 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169745 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000169745 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169746 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169746 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169746 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169746 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169746 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169746 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169746 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169746 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169746 [Member] | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169746 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000169746 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169746 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000169747 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000169747 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000169747 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000169747 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000169747 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169747 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169747 [Member] | Zoetis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169747 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169747 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169747 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169747 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000169747 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169748 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169748 [Member] | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000169748 [Member] | Prosus N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169748 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169748 [Member] | LY Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169748 [Member] | Next PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169748 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169748 [Member] | DHL Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169748 [Member] | KE Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169748 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000169748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000169748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%
C000169748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000169748 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169748 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169748 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000169749 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000169749 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169749 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000169749 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000169749 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000169749 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169749 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169749 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169749 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169749 [Member] | Avnet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169749 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000169749 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000169750 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000169750 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000169750 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169750 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169750 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000169750 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169750 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169750 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169750 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169750 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169750 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000169750 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000169750 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169750 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000190378 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000190378 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000190378 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190378 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190378 [Member] | Bajaj Finserv Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000190378 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000190378 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000190378 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000190378 [Member] | Asian Paints Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000190378 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190378 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%
C000190378 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000190378 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000190378 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000190378 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000190378 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000190378 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000190378 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000190378 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000190378 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000190379 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000190379 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000190379 [Member] | Hartford Insurance Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190379 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190379 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190379 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000190379 [Member] | Principal Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000190379 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000190379 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000190379 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000190379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000190379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000190379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000190379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000190379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000190379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000190379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000190379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000190379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000190379 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000190380 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190380 [Member] | Laureate Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190380 [Member] | W R Berkley Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190380 [Member] | Skyward Specialty Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | McCormick And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | Genpact Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | Rollins Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | Chemed Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000190380 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000190380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000190380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000190380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000190380 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000190380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000190380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000190380 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000190380 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000190381 [Member] | W R Berkley Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190381 [Member] | Rollins Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190381 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190381 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190381 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190381 [Member] | Mercury General Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190381 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190381 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190381 [Member] | DNOW Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000190381 [Member] | HCI Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000190381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000190381 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000190381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000190381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000190381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000190381 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000190381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000190381 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000190381 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000190382 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000190382 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000190382 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000190382 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000190382 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190382 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000190382 [Member] | Hasbro Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190382 [Member] | Interpublic Group of The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190382 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000190382 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000190382 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000190382 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000190382 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000190382 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000190382 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000190382 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000190382 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000190382 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000190382 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000190382 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000227379 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000227379 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227379 [Member] | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000227379 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000227379 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227379 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000227379 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000227379 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227379 [Member] | JOYY Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227379 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000227379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	67.40%
C000227379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000227379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227379 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227379 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000227613 [Member] | Penumbra Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000227613 [Member] | WuXi AppTec Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000227613 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000227613 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000227613 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000227613 [Member] | Insulet Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000227613 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227613 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227613 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227613 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000227613 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000248907 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000248907 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000248907 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248907 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000248907 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000248907 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000248907 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000248907 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000248907 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000248907 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000248907 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000248907 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000248907 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000248907 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000248907 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000248907 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000248907 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000251153 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000251153 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251153 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000251153 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000251153 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251153 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000251153 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000251153 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251153 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251153 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251153 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000251153 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000251153 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000251153 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000251153 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000251153 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000251153 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000251153 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251153 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000251153 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%